SHARE OPTION PLANS (Details Textual)	12 Months Ended					12 Months Ended				12 Months Ended			12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended					1 Months Ended						1 Months Ended		12 Months Ended			12 Months Ended			1 Months Ended		12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY	Sep. 30, 2011 USD ($)	Sep. 30, 2012 Tranche 1 [Member] USD ($)		Sep. 30, 2011 Tranche 1 [Member]	Sep. 30, 2010 Tranche 1 [Member]	Sep. 30, 2012 Tranche 2 [Member] USD ($)	Sep. 30, 2011 Tranche 2 [Member]	Sep. 30, 2010 Tranche 2 [Member]	Sep. 30, 2012 Tranche 3 [Member] USD ($)		Sep. 30, 2011 Tranche 3 [Member]	Sep. 30, 2010 Tranche 3 [Member]	Sep. 30, 2012 Tranche 4 [Member] USD ($)	Sep. 30, 2011 Tranche 4 [Member]	Sep. 30, 2010 Tranche 4 [Member]	Sep. 30, 2012 Tranche 5 [Member] USD ($)	Sep. 30, 2011 Tranche 5 [Member]	Sep. 30, 2010 Tranche 5 [Member]	Sep. 30, 2012 Tranche 6 [Member] USD ($)	Sep. 30, 2011 Tranche 6 [Member]	Sep. 30, 2010 Tranche 6 [Member]	Sep. 30, 2012 Tranche 7 [Member] USD ($)	Sep. 30, 2011 Tranche 7 [Member]	Sep. 30, 2010 Tranche 7 [Member]	Sep. 14, 2009 2005 Performance Equity Plan [Member] USD ($)	Nov. 08, 2005 2005 Performance Equity Plan [Member]	Nov. 30, 2005 2005 Performance Equity Plan [Member] Tranche 1 [Member] USD ($)	Oct. 31, 2007 2005 Performance Equity Plan [Member] Tranche 2 [Member] USD ($)	Mar. 31, 2008 2005 Performance Equity Plan [Member] Tranche 3 [Member] USD ($)	Jun. 30, 2008 2005 Performance Equity Plan [Member] Tranche 4 [Member] USD ($)	Jan. 31, 2010 2005 Performance Equity Plan [Member] Tranche 5 [Member] USD ($)	Apr. 22, 2010 2009 Performance Equity Plan [Member]	Jan. 31, 2011 2009 Performance Equity Plan [Member] Tranche 6 [Member] USD ($)	Jan. 31, 2012 2009 Performance Equity Plan [Member] Tranche 7 [Member] USD ($)	Sep. 30, 2012 Before Adjustment [Member]	Sep. 30, 2012 Before Adjustment [Member] 2005 Performance Equity Plan [Member]	Sep. 30, 2012 Before Adjustment [Member] 2009 Performance Equity Plan [Member]	Sep. 30, 2012 After Adjustment [Member]	Sep. 30, 2011 After Adjustment [Member]	Sep. 14, 2009 After Adjustment [Member]	Sep. 30, 2009 After Adjustment [Member] 2005 Performance Equity Plan [Member] Tranche 1 [Member] USD ($)	Sep. 14, 2009 After Adjustment [Member] Restricted Stock [Member]	Sep. 30, 2012 Minimum [Member] Before Adjustment [Member]	Sep. 30, 2012 Minimum [Member] After Adjustment [Member] USD ($)	Sep. 30, 2012 Maximum [Member] Before Adjustment [Member]	Sep. 30, 2012 Maximum [Member] After Adjustment [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																														1,500,000						1,500,000
Number of options granted						0		0		0	0		0		0		0	0		0	0		0	120,000		365,000	0				974,000	20,000	381,000	10,000	125,000		120,000	365,000
Exercise price (USD)						$ 8.75	[1]			$ 9.27			$ 5.30	[2]			$ 6.64			$ 12.23			$ 10.84			$ 2.55					$ 8.75	$ 9.27	$ 5.30	$ 6.64	$ 12.23		$ 10.84	$ 2.55							$ 4.00			$ 4.00		$ 12.23
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date																															Nov. 08, 2010	Oct. 22, 2012	Mar. 28, 2008	Jun. 16, 2008	Jan. 04, 2010		Jan. 03, 2011	Jan. 03, 2012
Share Based Compensation Arrangement By Share Based Payment Award Award Expiration Period																																							5 years			5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																																															1 year	1 year	5 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																																								259,500	480,000
Share Based Compensation Arrangement By Share Based Payment Award Weighted Average Fair Value																													$ 2.66
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number						0		0	64,400	5,000	5,000	5,000	124,500		130,167	156,167	10,000	10,000	10,000	120,000	120,000	125,000	115,000	120,000	0	365,000	0	0																214,120		89,300
Issuance of common stock upon exercise of share options (in shares)								64,400			0				26,000			0			0			0			0															0	90,400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3 years 25 days	3 years 25 days	2 years 10 months 28 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 0				$ 0
Share-based compensation expense	525,000	3,327,000	4,638,000	4,868,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options		769,000	942,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	3 months 4 days	3 months 4 days

[1]	Tranche 1 was modified on September 14, 2009. The exercise price modified to USD 4.00 and the fair value was USD 2.66 at the modified date.
[2]	Tranche 3 consists of different vesting structures. The expected option life and fair value presented above are weighted average numbers.